Interest-bearing loans and borrowings - Summary of Compulsorily Convertible Debentures (Unsecured) Terms of Conversion of CCDs (Detail) - Unsecured Compulsorily Convertible Debentures [Member]
₨ in Millions
12 Months Ended
Mar. 31, 2022 INR (₨)
Disclosure Of Detailed Information About Unsecured Compulsorily Convertible Debentures [Line Items]
Total proceeds	₨ 1,986
Abha Solar Farms Limited [Member]
Disclosure Of Detailed Information About Unsecured Compulsorily Convertible Debentures [Line Items]
Tenure (years)	10 years
Total proceeds	₨ 35
Maturity date	June 6, 2026, January 26, 2027 and May 24, 2027
Interest coupon rate	10.70%
Moratorium period	24 months
Aalok Solar Farms Limited [Member]
Disclosure Of Detailed Information About Unsecured Compulsorily Convertible Debentures [Line Items]
Tenure (years)	10 years
Total proceeds	₨ 35
Maturity date	June 6, 2026, January 26, 2027 and May 24, 2027
Interest coupon rate	10.70%
Moratorium period	24 months
Shreyas Solarfarms Limited
Disclosure Of Detailed Information About Unsecured Compulsorily Convertible Debentures [Line Items]
Tenure (years)	10 years
Total proceeds	₨ 69
Maturity date	June 8, 2026 and January 26, 2027
Interest coupon rate	10.70%
Moratorium period	24 months
Heramba Renewables Limited
Disclosure Of Detailed Information About Unsecured Compulsorily Convertible Debentures [Line Items]
Tenure (years)	10 years
Total proceeds	₨ 69
Maturity date	January 26, 2027 and May 24, 2027
Interest coupon rate	10.70%
Moratorium period	24 months
ReNew Mega Solar Private Limited
Disclosure Of Detailed Information About Unsecured Compulsorily Convertible Debentures [Line Items]
Tenure (years)	25 years
Total proceeds	₨ 193
Maturity date	August 22, 2036
Interest coupon rate	8.00%
Moratorium period	18 months
ReNew Solar Energy (Telangana) Private Limited
Disclosure Of Detailed Information About Unsecured Compulsorily Convertible Debentures [Line Items]
Tenure (years)	20 years
Total proceeds	₨ 620
Maturity date	September 20, 2036
Interest coupon rate	8.00%
Moratorium period	18 months
ReNew Solar Energy (Jharkhand Three) Private Limited [Member]
Disclosure Of Detailed Information About Unsecured Compulsorily Convertible Debentures [Line Items]
Tenure (years)	6 years
Total proceeds	₨ 965
Maturity date	March 31, 2027
Interest coupon rate	8.00%